Commitments and Contingencies (Tables)	9 Months Ended
Mar. 31, 2014
Commitments and Contingencies
Schedule of commitments under newbuilding contracts
Period ending March 31,:
2015	327,577,240
2016	829,551,691
Total	1,157,128,931